INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAX [Abstract]
Composition of income tax expense (benefit)
The composition of income tax expense (benefit) for the years ended December 31 follows:

	2013	2012	2011
	(In thousands)
Current	$(277)	$-	$(413)
Deferred	-	-	(646)
Disproportionate tax effect	1,444	-	-
Valuation allowance - change in estimate	(56,018)	-	847
Income tax benefit	$(54,851)	$-	$(212)

Reconciliation of income tax benefit computed by applying the statutory federal income tax rate
A reconciliation of income tax benefit to the amount computed by applying the statutory federal income tax rate of 35% in each year presented to the income (loss) before income tax for the years ended December 31 follows:

	2013	2012	2011
	(In thousands)
Statutory rate applied to income (loss) before income tax	$7,930	$9,169	$(7,144)
Net change in valuation allowance	(63,980)	(8,730)	9,369
Bank owned life insurance	(477)	(568)	(657)
Tax-exempt income	(402)	(453)	(521)
Disproportionate tax effect	1,444	-	-
U.S. Treasury warrant	359	100	(398)
Non-deductible meals, entertainment and memberships	55	55	50
Share-based compensation	8	258	-
Other, net	212	169	(911)
Income tax benefit	$(54,851)	$-	$(212)

Summary of deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2013	2012
	(In thousands)
Deferred tax assets
Loss carryforwards	$38,027	$39,593
Allowance for loan losses	11,317	15,502
Fixed assets	3,081	2,664
Alternative minimum tax credit carry forward	2,672	2,577
Purchase premiums, net	2,280	2,413
Valuation allowance on other real estate owned	1,431	2,085
Share based payments	402	817
Vehicle service contract counterparty contingency reserve	523	765
Unrealized loss on trading securities	456	591
Other than temporary impairment charge on securities available for sale	466	507
Deferred compensation	523	512
Loss reimbursement on sold loans reserve	492	501
Non accrual loan interest income	325	325
Unrealized loss on derivative financial instruments	133	259
Reserve for unfunded lending commitments	178	209
Unrealized loss on securities available for sale	1,723	181
Other	40	162
Gross deferred tax assets	64,069	69,663
Valuation allowance	(1,137)	(65,117)
Total net deferred tax assets	62,932	4,546
Deferred tax liabilities
Mortgage servicing rights	4,799	3,855
Deferred loan fees	265	373
Federal Home Loan Bank stock	318	318
Gross deferred tax liabilities	5,382	4,546
Net deferred tax assets	$57,550	$-

Schedule of federal net operating loss forwards
At December 31, 2013, we had $0.3 million of federal capital loss carryforwards that expire in 2014 and federal net operating loss (“NOL”) carryforwards of approximately $108.0 million which, if not used against taxable income, will expire as follows:

(In thousands)

2017	$663
2018	189
2022	194
2023	359
2029	25,467
2030	26,254
2031	17,170
2032	37,738
Total	$108,034

Schedule of changes in unrecognized tax benefits
Changes in unrecognized tax benefits for the years ended December 31 follow:

	2013	2012	2011
	(In thousands)

Balance at beginning of year	$1,871	$2,139	$2,393
Additions based on tax positions related to the current year	11	15	23
Reductions due to the statute of limitations	(186)	(56)	(277)
Reductions due to settlements	(24)	(227)	-
Balance at end of year	$1,672	$1,871	$2,139